CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2019
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Property, plant and equipment	¥ 35,000	¥ 46,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	75,907,000	¥ 33,653,000
Investment property	0	0
Impairment loss recognised in profit or loss, investment property	0	4,858,000	1,617,000
Right-of-use assets	0	32,619,000	32,619,000			¥ 17,266,000
Impairment loss	0	85,021,000	36,683,000
Impairment loss of land use rights	0	4,256,000	1,413,000
Impairment loss recognised in profit or loss, goodwill	0	0	¥ 0	¥ 0	¥ 3,735,000
Current tax liabilities	842,000	4,497,000
Trade and other current receivables	177,023,000	224,114,000
Current inventories	165,296,000	127,346,000
Land use rights member [Member]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Right-of-use assets	0	0
Impairment loss of land use rights	¥ 0	¥ 4,256,000